Business combination - Narrative (Details) - USD ($) $ in Millions	Oct. 02, 2022	Sep. 02, 2021	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 02, 2021
SeaMex
Business Acquisition [Line Items]
Seadrill ownership percentage			100.00%	50.00%	50.00%
SeaMex
Business Acquisition [Line Items]
Extinguishment of debt	$ 400	$ 400
Equity interest, acquisition of residual (in percent)					100.00%	50.00%
Debt securities, allowance for credit loss		$ 65